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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen M. Wellman         West Conshohocken, PA   February 9, 2011
   -------------------------------    ---------------------   ----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 25 (data records)
                                        --------------------

Form 13F Information Table Value Total: $131,985 (x1000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number         Name

    01        028-11931                    Old Mutual (US) Holdings Inc.
    ------        -----------------        ---------------------------------
    02        028-12567                    Mercer Global Investments, Inc.
    ------        -----------------        ---------------------------------

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
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT             ---VOTING AUTHORITY---
NAME OF ISSUER               -TITLE OF CLASS- --CUSIP-- (X$1000) PRN AMT PRN CALL DSCRETN  -MANAGERS- SOLE    SHARED   NONE
MILLICOM INTL CELLULAR S A   SHS NEW          L6388F110 16599    173632  SH       Defined     01       169537      0     4095
MILLICOM INTL CELLULAR S A   SHS NEW          L6388F110  5861     61304  SH       Other       01 02     61304      0        0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105 11507    200685  SH       Defined     01       193797      0     6888
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105  5950    103763  SH       Other       01 02    103763      0        0
BANCO SANTANDER SA           ADR              05964H105   101      9487  SH       Defined     01         9487      0        0
BHP BILLITON LTD             SPONSORED ADR    088606108   186      2004  SH       Defined     01         2004      0        0
COCA COLA HELLENIC BTTLG CO  SPONSORED ADR    1912EP104   720     27780  SH       Defined     01        27780      0        0
ENI S P A                    SPONSORED ADR    26874R108   112      2556  SH       Defined     01         2556      0        0
HONDA MOTOR LTD              AMERN SHS        438128308   159      4035  SH       Defined     01         4035      0        0
ICICI BK LTD                 ADR              45104G104   623     12300  SH       Defined     01         4900      0     7400
ISHARES TR                   S&P GBL HLTHCR   464287325   901     17400  SH       Defined     01        17400      0        0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106 10285    428375  SH       Defined     01       411729      0    16646
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106  5281    219967  SH       Other       01 02    219967      0        0
NIDEC CORP                   SPONSORED ADR    654090109   102      4067  SH       Defined     01         4067      0        0
NOVO-NORDISK A S             ADR              670100205   156      1387  SH       Defined     01         1387      0        0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101  8508    249001  SH       Defined     01       240510      0     8491
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101  4367    127811  SH       Other       01 02    127811      0        0
PRUDENTIAL PLC               ADR              74435K204   164      7846  SH       Defined     01         7846      0        0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104 17777    577926  SH       Defined     01       563724      0    14202
RYANAIR HLDGS PLC            SPONSORED ADR    783513104  6418    208645  SH       Other       01 02    208645      0        0
TENARIS S A                  SPONSORED ADR    88031M109   120      2444  SH       Defined     01         2444      0        0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209 25693    492856  SH       Defined     01       479933      0    12923
TEVA PHARMACEUTICAL INDS LTD ADR              881624209 10163    194946  SH       Other       01 02    194946      0        0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209   143      5398  SH       Defined     01         5398      0        0
WESTPAC BKG CORP             SPONSORED ADR    961214301    89       774  SH       Defined     01          774      0        0